SEGMENT INFORMATION - Schedule of Long-Lived Assets By Geographic Location (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 24,522	$ 27,736
Middle East
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	19,467	20,902
Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	356	406
UK
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	4,145	5,519
Asia
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	2	8
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	397	626
North America
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 155	$ 275